CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS
Brookfield Renewable’s cash and cash equivalents as at December 31 are as follows:

(MILLIONS)	2022	2021
Cash	$728	$759
Cash subject to restriction(1)	268	136
Short-term deposits	2	5
	$998	$900
(1)See Note 1(t) - Recently adopted accounting standards for additional details.